UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (check only one):     [   ] is a restatement
                                       [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:

Name:                   AKRE CAPITAL MANAGEMENT LLC
Address:                2 WEST WASHINGTON STREET
                        PO BOX 998
                        MIDDLEBURG, VIRGINIA 20118-0998

Form 13F File Number:       28 -  06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Tricia Tauzin
Title:                  Director of Client Services
Phone:                  540-687-3880

Signature, Place, and Date of Signing:

Tricia Tauzin             MIDDLEBURG, VA            24-Apr-02
[Signature]               [City, State]              [Date]

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reproted by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
Form 13F File Number            Name
28-___________________          _____________________________
[Repeat as necessary]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  42

Form 13F Information Table Value Total ($ in thousands): 116084


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s)
 of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" amd omit the column headings and list entries.]

No.                     Form 13F File Number             Name

_______                 28- _______________              ______________________

[Repeat as necessary.]


Form 13F Information Tabl
                   Title of          Value   Prn     Investment   Other  Voting
Name of Issuer     Class     CUSIP   x1000   Amt. Sh Discretion  Managers Auth

Abbott Lab           com     002824100   631   12000sh    sole      0   12000
AES                  com     00130H105  1935   215000sh    sole     0  215000
Airnet Sys           com     009417106  418    40100sh    sole      0   40100
Alliance Gam         com     01859P609  4042   132400sh    sole     0  132400
Amer Tower A         com     029912201  4612   848550sh    sole     0  848550
Balchem              com     057665200  864    40000sh    sole      0   40000
Bank of NY           com     064057102  2674   63625sh    sole      0   63625
Berk Hath A          com     084670108  6541   92sh       sole      0      92
Berk Hath B          com     084670207  2111   891sh      sole      0     891
Bristol Myers        com     110122108  389    9600sh     sole      0    9600
Burke & Herbert      com     121331102  1340   1638sh     sole      0    1638
Churchill Downs      com     171484108  735    20000sh    sole      0   20000
Citigroup            com     172967101  4351   87854sh    sole      0   87854
Coca-Cola            com     191216100  480    9192sh     sole      0    9192
Corus Ban            com     220873103  333    7000sh     sole      0    7000
Costco               com     22160K105  796    20000sh    sole      0   20000
CSX Corp             com     126408103  363    9518sh     sole      0    9518
Dover Downs          com     260086103  3122   192228sh   sole      0  192228
DR Horton            com     23331A109  754    20000sh    sole      0   20000
Entertainment Pptys Tr  com  29380T105  323    14300sh    sole      0   14300
Freddie Mac          com     313400301  5113   80679sh    sole      0   80679
GATX                 com     361448103  1113   35000sh    sole      0   35000
Hollywood Casino     com     436132203  330    20000sh    sole      0   20000
II VI                com     902104108  1045   69000sh    sole      0   69000
Int'l Gaming         com     459902102  1558   25000sh    sole      0   25000
Intl Spwy-A          com     460335201  2770   60606sh    sole      0   60606
Intl Spwy B          com     460335102  13300  292301sh   sole      0  292301
Key 3 Media          com     49326R104  538    117200sh   sole      0  117200
Liberty Media        com     530718105  416    32895sh    sole      0   32895
Magna Entertainment  com     559211107  437    53900sh    sole      0   53900
Markel               com     570535104  19379  95223sh    sole      0   95223
Micros Sys           com     594901100  1695   66600sh    sole      0   66600
National Dentex      com     63563H109  239    9100sh     sole      0    9100
Ntelos Inc           com     67019U101  276    67300sh    sole      0   67300
Ovation              com     690148101  247    49463sh    sole      0   49463
PDS Gaming           com     69329T105  468    120000sh   sole      0  120000
Penn Natl            com     707569109  21871  624530sh   sole      0  624530
Philip Morris        com     718154107  474    9000sh     sole      0    9000
Scientific Games     com     80874P109  1172   140000sh   sole      0  140000
Shuffle Master       com     825549108  3109   150500sh   sole      0  150500
Wells Fargo          com     949740104  3029   61311sh    sole      0   61311
White Mtn            com     G9618E107  691    2000sh     sole      0    2000